Schedule of company’s subsidiaries (Details)	12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024
Elec Power Ltd [member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Elec Power Ltd (“Elec”) (British Virgin Islands)	Elec Power Ltd (“Elec”) (British Virgin Islands)
Principal activities	Investment holding	Investment holding
Percentage of effective ownership	100.00%	100.00%
BNL Engineering Private Limited [member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	BNL Engineering Private Limited (“BNL”) (Singapore)	BNL Engineering Private Limited (“BNL”) (Singapore)
Principal activities	Provision of electrical installation and licensing services for greenfield electrical installation projects	Provision of electrical installation and licensing services for greenfield electrical installation projects
Percentage of effective ownership	100.00%	100.00%
Herlin Pte Ltd [member]
IfrsStatementLineItems [Line Items]
Name of subsidiary	Herlin Pte. Ltd. (“Herlin”) (Singapore)	Herlin Pte. Ltd. (“Herlin”) (Singapore)
Principal activities	Provision of electrical installation and licensing services for brownfield electrical installation projects	Provision of electrical installation and licensing services for brownfield electrical installation projects
Percentage of effective ownership	100.00%	100.00%